Parent company only condensed financial information	12 Months Ended
Dec. 31, 2021
Parent company only condensed financial information
Parent company only condensed financial information

26. Parent company only condensed financial information

The condensed financial information of the Company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries, VIEs and VIEs’ subsidiaries.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Group.

The Company did not have significant capital and other commitments or guarantees as of December 31, 2020 and 2021, except for those which have been separately disclosed in the consolidated financial statements.

Condensed Balance Sheets (In thousands, except for share and per share data)

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
			Note 2(d)
ASSETS
Current assets:
Cash and cash equivalents	5,615	1,952	306
Restricted cash	1,488	—	—
Amount due from related party	13,050	10,779	1,691
Prepayments and other current assets	2,102	1,152	181
Total current assets	22,255	13,883	2,178
Non-current assets:
Intangible assets, net	1,368	1,063	167
Restricted cash	22,327	23,293	3,655
Amount due from subsidiaries and VIEs	1,287,414	1,245,224	195,403
Other non-current assets	26,994	13,625	2,138
Total non-current assets	1,338,103	1,283,205	201,363
Total assets	1,360,358	1,297,088	203,541

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable	877	717	113
Deficit in subsidiaries and VIEs	577,872	723,803	113,581
Accrued expenses and other current liabilities	14,832	1,895	297
Total current liabilities	593,581	726,415	113,991
Non-current liabilities:
Amount due to subsidiaries and VIEs	59,237	56,903	8,929
Other non-current liabilities	7,190	12,265	1,925
Total non-current liabilities	66,427	69,168	10,854
Total liabilities	660,008	795,583	124,845
Ordinary shares: US$0.0001 par value, 430,463,797 shares (including 333,992,002 Class A ordinary shares, and 96,471,795 Class B ordinary shares) issued and 423,627,480 shares (including 327,155,685 Class A ordinary shares, and 96,471,795 Class B ordinary shares) outstanding as of December 31, 2020, and 430,463,797 shares (including 333,992,002 Class A ordinary shares, and 96,471,795 Class B ordinary shares) issued and 423,677,480 shares (including 327,205,685 Class A ordinary shares, and 96,471,795 Class B ordinary shares) outstanding as of December 31, 2021, respectively.	286	286	45
Treasury stock, at cost (6,836,317 and 6,786,317 shares held as of December 31, 2020 and 2021, respectively)	(88,855)	(88,130)	(13,830)
Additional paid-in capital	1,885,951	1,902,587	298,557
Accumulated losses	(1,099,934)	(1,299,846)	(203,974)
Statutory reserves	1,900	2,027	318
Accumulated other comprehensive income/(loss)	1,002	(15,419)	(2,420)
Total shareholders’ equity	700,350	501,505	78,696
Total liabilities and shareholders’ equity	1,360,358	1,297,088	203,541

Condensed Statements of Comprehensive loss (In thousands)

	For the Year Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
				Note 2(d)
Operating expenses:	(17,705)	(37,874)	(22,424)	(3,519)
General and administrative	(17,705)	(37,874)	(22,424)	(3,519)
Loss from operations	(17,705)	(37,874)	(22,424)	(3,519)
Loss from subsidiaries and VIEs	(440,647)	(272,791)	(178,242)	(27,970)
Others, net	6,592	6,518	881	138
Loss before income tax	(451,760)	(304,147)	(199,785)	(31,351)
Net loss	(451,760)	(304,147)	(199,785)	(31,351)

Condensed Statements of Cash Flows (In thousands)

	For the Year Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
				Note 2(d)
Net cash used in operating activities	(9,120)	(71,787)	(28,745)	(4,511)
Purchases of intangible assets, property and equipment	—	(1,260)	—	—
Investments and loans extended to subsidiaries and VIEs	(268,198)	(65,907)	—	—
Repayment of loans by subsidiaries	—	—	25,094	3,938
Net cash provided by/(used in) investing activities	(268,198)	(67,167)	25,094	3,938
Proceeds from employees exercising stock options	10,017	120	4	1
Share repurchase	(134,616)	—	—	—
Purchase of noncontrolling interests	(3,435)	—	—	—
Net cash provided by/(used in) financing activities	(128,034)	120	4	1